DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

NOTE 3        DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

Considering the recurring losses incurred by the retail segment, in July 2023, the Company decided to cease operations of its retail distribution segment (“Retail Exit”). The primary assets of the retail segment were inventory and accounts receivable. The Company sold, liquidated, or otherwise disposed of all remaining retail inventory, and collected remaining retail accounts receivable by September 30, 2024, at which time the retail segment was considered fully discontinued. We expect to have no further significant continuing involvement with this segment. The Retail Exit was considered a strategic shift that would have a significant impact on the Company’s operations and financial results. The inventory of the retail segment met the criteria to be considered “held-for-sale” in accordance with ASC 205-20, “Discontinued Operations.” Accordingly, the retail inventory was classified on our condensed consolidated balance sheets as “discontinued assets held for sale” at September 30, 2023, and the results of operations for the retail segment have been classified as “Discontinued Operations” on the condensed consolidated statements of operations for the three months ended December 31, 2023.

In March 2025, Forward China determined it would not renew the Buying Agency and Supply Agreement (the “Sourcing Agreement”), which subsequently expired on May 9, 2025 (see Note 8). Without this agreement, the Company determined it would not continue the OEM segment of the business and committed to a plan to sell the segment. On May 16, 2025, the Company and Forward US entered into a transaction agreement with Forward China, pursuant to which the Company sold all equity interest in Forward Switzerland and Forward UK and sold certain other net assets related to Forward US’ OEM segment to Forward China to satisfy outstanding payables due to Forward China under the Sourcing Agreement. Additionally, the Company and Forward China terminated the Supply Agreement and extended the term of the Note Payable (see Note 8) to December 31, 2025. The Company paid $200,000 at closing and agreed to make additional cash payments of $150,000 on each of July 31, 2025, August 31, 2025 and September 30, 2025.

 The sale of the OEM business is considered a strategic shift that will have a significant impact on the Company’s operations and financial results. The assets and liabilities of the OEM segment were classified as assets and liabilities held for sale on the condensed consolidated balance sheets at December 31, 2024 and September 30, 2024. The results of operations for the OEM segment have been classified as discontinued operations on the condensed consolidated statements of operations for the three months ended December 31, 2024 and 2023. The condensed consolidated balance sheets and statements of operations for comparable periods have been reclassified to conform to this presentation in accordance with the accounting guidance.

The following table presents the major classes of the “Income from discontinued operations, net of tax” in our condensed consolidated statements of operations for the three months ended December 31, 2024 and 2023.

	For the Three Months Ended December 31,
	2024	2023

Revenues, net	$1,991,000	$2,675,000
Cost of sales	1,623,000	2,280,000
Gross profit	368,000	395,000

Sales and marketing expenses	145,000	305,000
General and administrative expenses	33,000	79,000
Income from discontinued operations	$190,000	$11,000

There were no material amounts of depreciation, amortization, investing or financing cash flow activities, or other significant non-cash operating cash flow activities for the discontinued operations in the three months ended December 31, 2024 or 2023.

NOTE 3         DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

Considering the recurring losses incurred by the retail segment, in July 2023, the Company decided to cease operations of its retail distribution segment (“Retail Exit”). The primary assets of the retail segment were inventory and accounts receivable. The Company sold, liquidated, or otherwise disposed of the remaining retail inventory as of September 30, 2024, and collected all remaining retail accounts receivable by the end of Fiscal 2024. As of September 30, 2024, the retail segment was fully discontinued, and we expect to have no further significant involvement in this segment. The Retail Exit is considered a strategic shift that will have a significant impact on the Company’s operations and financial results. The inventory of the retail segment meets the criteria to be considered “held-for-sale” in accordance with ASC 205-20, “Discontinued Operations.” Accordingly, the retail inventory is classified on our consolidated balance sheet as “assets held for sale” at September 30, 2023, and the results of operations for the retail segment have been classified as “Discontinued Operations” on the consolidated statements of operations for the years ended September 30, 2024 and 2023.

In March 2025, Forward China determined it would not renew the Buying Agency and Supply Agreement (the “Sourcing Agreement”), which subsequently expired on May 9, 2025 (see Note 14). Without this agreement, the Company determined it would not continue the OEM segment of the business and committed to a plan to sell the segment. On May 16, 2025, the Company and Forward US entered into a transaction agreement with Forward China, pursuant to which the Company sold all equity interest in Forward Switzerland and Forward UK and sold certain other net assets related to Forward US’ OEM segment to Forward China to satisfy outstanding payables due to Forward China under the Sourcing Agreement. Additionally, the Company and Forward China terminated the Supply Agreement and extended the term of the Note Payable (see Note 14) to December 31, 2025. The Company paid $200,000 at closing and agreed to make additional cash payments of $150,000 on each of July 31, 2025, August 31, 2025 and September 30, 2025.

The sale of the OEM business is considered a strategic shift that will have a significant impact on the Company’s operations and financial results. The assets and liabilities of the OEM segment were classified as assets and liabilities held for sale on the consolidated balance sheets at September 30, 2024 and 2023. The results of operations for the OEM segment have been classified as discontinued operations on the consolidated statements of operations for fiscal 2024 and 2023. The consolidated balance sheets and statements of operations for comparable periods have been reclassified to conform to this presentation in accordance with the accounting guidance.

The following table presents the major classes of the “Net income/(loss) from discontinued operations, net of tax” in our consolidated statements of operations.

	For the Fiscal Years Ended September 30,
	2024	2023

Revenues, net	$10,935,000	$18,335,000
Cost of sales	9,642,000	18,060,000
Gross profit	1,293,000	275,000

Sales and marketing expenses	880,000	1,998,000
General and administrative expenses	197,000	246,000

Income/(loss) from operations	216,000	(1,969,000)

Loss on classification as held for sale	–	(1,705,000)
Income/(loss) from discontinued operations, net of tax	$216,000	$(3,674,000)

There were no material amounts of depreciation, amortization, investing or financing cash flows for the discontinued operations in Fiscal 2024 or Fiscal 2023. The only significant non-cash activity for the discontinued operations in Fiscal 2024 and 2023 was the conversion of accounts payable to Forward China into preferred stock in July and September of 2024 (see Note 14).

The following table presents the major components of assets and liabilities held for sale on our consolidated financial statements:

	September 30,
	2024	2023
Cash	$245,000	$358,000
Accounts receivable, net	2,124,000	2,144,000
Inventories	490,000	843,000
Prepaid expenses and other current assets	49,000	58,000
Total assets held for sale	$2,908,000	$3,403,000

Accounts payable	25,000	23,000
Due to Forward China	7,226,000	8,246,000
Other current liabilities	42,000	47,000
Total liabilities held for sale	$7,293,000	$8,316,000